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                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-03073

Security Cash Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Michael G. Odlum, President, Security Management Company, LLC.
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of Fiscal year-end: 12/31

Date of reporting period: 7/1/2004 - 6/30/2005

Item 1. Proxy Voting Record -

NO RECORDS TO REPORT

SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Cash Fund
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       (Registrant)


By /s/ Michael G Odlum, President
       (Signature & Title)


Date: August 30, 2005




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